Consolidated Statements of Operations - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Product sales		$ 366,395
License fees
Royalties		106,050
Total revenue		472,445
Costs of revenue
Costs of sales		729,050
Costs of license fees
Costs of royalties
Total costs of revenue		729,050
Gross profit (loss)		(256,605)
Operating expenses
Sales and marketing		893,138
Research and development		1,015,871
General and administrative		3,292,348
Impairment of intangible assets and goodwill
Total operating expenses		5,201,357
Loss from operations		(5,457,962)
Other income (expense)
Interest, net		(2,219)
Write-off of debt discount and deferred issuance costs
Change in fair value of derivative liabilities
Loss on disposal of fixed assets
Other		89,105
Reorganization items, net		(324,551)
Total other income (expense)		(237,665)
Income (loss) before benefit for income taxes		(5,695,627)
Benefit for income taxes
Net income (loss)		$ (5,695,627)
Basic and diluted earnings (loss) per share
Basic (in dollars per share)		$ (0.58)
Diluted (in dollars per share)		$ (0.58)
Weighted average shares outstanding
Basic (in shares)		9,895,966
Diluted (in shares)		9,895,966
Predecessor [Member]
Revenue
Product sales	$ 922,608		$ 6,390,194
License fees	139,534		3,402,377
Royalties	670,079		1,718,406
Total revenue	1,732,221		11,510,977
Costs of revenue
Costs of sales	829,095		6,293,394
Costs of license fees			1,500,313
Costs of royalties	54,543		173,403
Total costs of revenue	883,638		7,967,110
Gross profit (loss)	848,583		3,543,867
Operating expenses
Sales and marketing	833,943		6,236,357
Research and development	554,586		2,550,805
General and administrative	2,307,009		9,021,669
Impairment of intangible assets and goodwill			27,054,517
Total operating expenses	3,695,538		44,863,348
Loss from operations	(2,846,955)		(41,319,481)
Other income (expense)
Interest, net	(252,956)		(3,772,227)
Write-off of debt discount and deferred issuance costs			(37,634,180)
Change in fair value of derivative liabilities			29,846,821
Loss on disposal of fixed assets			(6,754)
Other	2,495		(11,300)
Reorganization items, net	31,271,350
Total other income (expense)	31,020,889		(11,577,640)
Income (loss) before benefit for income taxes	28,173,934		(52,897,121)
Benefit for income taxes			(89,013)
Net income (loss)	$ 28,173,934		$ (52,808,108)
Basic and diluted earnings (loss) per share
Basic (in dollars per share)	$ 0.22		$ (0.42)
Diluted (in dollars per share)	$ 0.15		$ (0.42)
Weighted average shares outstanding
Basic (in shares)	125,951,100		125,951,100
Diluted (in shares)	193,258,792		125,951,100